Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Securities available for sale	$ 203,961	$ 204,633
Other assets	9,304	10,863
Total assets	1,136,971	1,112,977
Liabilities and Shareholders' Equity:
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	14,687	17,667
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	1,647	168
Total liabilities and shareholders' equity	1,136,971	1,112,977
FCBC [Member]
Assets:
Cash	9,291	7,612
Securities available for sale	434	676
Investment in bank subsidiary	115,426	112,887
Investment in nonbank subsidiaries	12,585	12,535
Other assets	4,016	5,071
Total assets	141,752	138,781
Liabilities and Shareholders' Equity:
Deferred income taxes and other liabilities	8,344	6,826
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,646)	(168)
Total liabilities and shareholders' equity	$ 141,752	$ 138,781